Debt - Equipment Loan (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended
	Jul. 27, 2023	Apr. 19, 2023	Sep. 30, 2024	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023	Jun. 04, 2021
Debt Instrument [Line Items]
Interest rate							1.07%
Unamortized debt issuance costs and discounts				$ 35,216	$ 35,433	$ 6,367
Equipment loan
Debt Instrument [Line Items]
Face amount	$ 5,000	$ 11,500
Interest rate	12.00%	12.00%
Periodic payment	$ 188	$ 431
Periodic payment, principal			$ 619
Unamortized debt issuance costs and discounts				2,899	3,285	2,770
Debt issuance costs, net of amortization				53	60	76
Debt discount				$ 2,846	$ 3,225	$ 2,694